Significant Accounting Policies (Details) - Schedule of Financial Statements	11 Months Ended
Dec. 31, 2022 USD ($) $ / shares
As Previously Reported [Member]
Liabilities
Income taxes payable	$ 194,636
Deferred tax liability	68,352
Total liabilities	262,988
Commitments and Contingencies	100,205,591
Income taxes	262,988
Net income	$ 537,881
Basic net income (loss) per share (in Dollars per share) | $ / shares	$ (1.49)
Cash flows from operating activities:
Deferred taxes	$ 68,352
Income taxes payable	194,636
Supplemental Disclosure of Cash Flow Information:
Change in value of common stock subject to redemption	93,830,225
Allocation of offering costs to common stock subject to redemption	6,154,646
Accretion of carrying value to redemption value	12,530,012
Issuance of representative shares	517,809
Offering costs	(6,411,757)
Reclassification of common stock subject to redemption	(93,829,247)
Allocation of offering costs to common stock subject to redemption	6,154,646
Accretion of carrying value to redemption value	$ (12,530,012)
As Previously Reported [Member] | Common Stock Subject to Mandatory Redemption [Member]
Liabilities
Basic net income (loss) per share (in Dollars per share) | $ / shares	$ 0.81
Adjustment # 1 [Member]
Liabilities
Income taxes payable
Deferred tax liability
Total liabilities
Commitments and Contingencies
Income taxes
Net income
Basic net income (loss) per share (in Dollars per share) | $ / shares	$ 0.24
Cash flows from operating activities:
Deferred taxes
Income taxes payable
Supplemental Disclosure of Cash Flow Information:
Change in value of common stock subject to redemption	1,593,325
Allocation of offering costs to common stock subject to redemption	(330,523)
Accretion of carrying value to redemption value	(1,923,848)
Issuance of representative shares	(445,640)
Offering costs	445,640
Reclassification of common stock subject to redemption	(1,593,325)
Allocation of offering costs to common stock subject to redemption	(330,523)
Accretion of carrying value to redemption value	$ 1,923,848
Adjustment # 1 [Member] | Common Stock Subject to Mandatory Redemption [Member]
Liabilities
Basic net income (loss) per share (in Dollars per share) | $ / shares	$ (0.12)
Adjustment # 2 [Member]
Liabilities
Income taxes payable	$ 201,617
Deferred tax liability	(68,352)
Total liabilities	133,265
Commitments and Contingencies	(133,265)
Income taxes	133,265
Net income	$ (133,265)
Basic net income (loss) per share (in Dollars per share) | $ / shares
Cash flows from operating activities:
Deferred taxes	$ (68,352)
Income taxes payable	201,617
Supplemental Disclosure of Cash Flow Information:
Change in value of common stock subject to redemption
Allocation of offering costs to common stock subject to redemption
Accretion of carrying value to redemption value	(133,265)
Issuance of representative shares
Offering costs
Reclassification of common stock subject to redemption
Allocation of offering costs to common stock subject to redemption
Accretion of carrying value to redemption value	$ 133,265
Adjustment # 2 [Member] | Common Stock Subject to Mandatory Redemption [Member]
Liabilities
Basic net income (loss) per share (in Dollars per share) | $ / shares	$ (0.02)
As Restated [Member]
Liabilities
Income taxes payable	$ 396,253
Deferred tax liability
Total liabilities	396,253
Commitments and Contingencies	100,072,326
Income taxes	396,253
Net income	$ 404,616
Basic net income (loss) per share (in Dollars per share) | $ / shares	$ (1.25)
Cash flows from operating activities:
Deferred taxes
Income taxes payable	396,253
Supplemental Disclosure of Cash Flow Information:
Change in value of common stock subject to redemption	95,423,550
Allocation of offering costs to common stock subject to redemption	5,824,123
Accretion of carrying value to redemption value	10,472,899
Issuance of representative shares	72,169
Offering costs	(5,966,117)
Reclassification of common stock subject to redemption	(95,422,572)
Allocation of offering costs to common stock subject to redemption	5,824,123
Accretion of carrying value to redemption value	$ (10,472,899)
As Restated [Member] | Common Stock Subject to Mandatory Redemption [Member]
Liabilities
Basic net income (loss) per share (in Dollars per share) | $ / shares	$ 0.67